Convertible debentures, Convertible Debentures (Q2) (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 13, 2024	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024	Apr. 23, 2024
Convertible Debentures [Abstract]
Balance beginning period				$ 881,544
Accretion				168,945	$ 2,544
Extinguishment		$ 907,392	$ 0	899,015	0
Balance end period		3,870,693		3,870,693		$ 881,544
Convertible Debentures [Member]
Convertible Debentures [Abstract]
Extinguishment	$ 488,957
Convertible debentures	$ 3,345,000
Related Party [Member]
Convertible Debentures [Abstract]
Balance beginning period				881,544	$ 0	0
Issued				3,468,133		920,000
Fair value of embedded derivative				(65,750)		(73,550)
Transaction costs						(36,484)
Accretion				168,945		52,552
Interest				76,601		19,026
Accrued interest transferred to accrued liabilities				(21,130)
Extinguishment				(3,982,650)
Assumed on RTO				3,345,000
Balance end period		3,870,693		3,870,693		$ 881,544
Related Party [Member] | Convertible Debentures [Member]
Convertible Debentures [Abstract]
Convertible debentures		$ 4,332,650		$ 4,332,650
Related Party [Member] | Envviron SAS [Member] | Convertible Debentures [Member]
Convertible Debentures [Abstract]
Convertible debentures							$ 250,000